Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Land	¥272,233	¥268,493
Buildings	1,447,838	1,367,187
Machinery and equipment	1,586,827	1,499,331
Construction in progress	112,919	94,507

	3,419,817	3,229,518
Less accumulated depreciation	(2,159,453)	(2,038,682)

	¥1,260,364	¥1,190,836